INVENTORIES - Changes in net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	R$ (13,704)
Balance at the end of the year	(39,308)	R$ (13,704)
Inventories
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	(13,704)	(3,556)	R$ (28,813)
Provision for the year	(46,693)	(11,943)	(26,545)
Reversal of adjustment to net realizable value	22,028	3,715	46,740
Loss of control by joint venture creation			392
Assets held for sale		1,049	881
Exchange rate variation	(939)	(871)	3,789
Balance at the end of the year	R$ (39,308)	R$ (13,704)	R$ (3,556)